Stock-based Compensation - Stock-Based Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stock-based compensation expense
Total stock-based compensation expense	$ 4,697,546	$ 3,524,476
Research and development expense
Stock-based compensation expense
Total stock-based compensation expense	1,271,655	909,981
General and administrative expense
Stock-based compensation expense
Total stock-based compensation expense	$ 3,425,891	$ 2,614,495